Investment Strategy - ATAC Credit Rotation ETF	Dec. 22, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives by utilizing a systematic risk management and rules-based strategy to direct its exposure to credit-related securities including either (i) high yield bonds or (ii) long-duration (e.g., 20 years) U.S. Treasury securities depending on the performance of the Utilities sector relative to the U.S. large-capitalization equity market as described below. The Fund’s investments are selected by its investment sub-adviser, Tactical Rotation Management, LLC (“TRM” or the “Sub-Adviser”).

The Sub-Adviser invests the Fund’s assets primarily in one or more ETFs (sometimes referred to in this Prospectus as “Underlying ETFs”), or the underlying holdings of such Underlying ETFs, seeking to follow the credit-on/credit-off signals from the ATAC Credit-On/Credit-Off Index (the “Index”), which is owned and maintained by the Adviser. The Index exposure between high yield U.S. corporate bonds and long-term U.S. Treasury securities using U.S.-listed ETFs is evaluated on a weekly basis. The Sub-Adviser’s investment decisions for the Fund are based on the Index’s assessment of the short-term relative performance of companies in the Utilities sector relative to the performance of the U.S. large-capitalization equity market. To assess short-term relative performance, the Index performs a rolling multi-week evaluation of the market performance of the Utilities sector relative to the broad stock market by comparing the performance of two ETFs, the Utilities Select Sector SPDR Fund (XLU) and the SPDR S&P 500 ETF Trust (SPY). The Utilities sector or utilities securities are comprised of utility companies such as electric, gas and water utilities and also includes independent power producers and energy traders and companies that engage in the generation and distribution of electricity using renewable sources. The Sub-Adviser believes that the Utilities sector has historically outperformed the broader stock market in short-term periods in advance of high volatility environments for equity securities and that movements in the Utilities sector tend to signify repositioning in the market in advance of major credit spread widening environments. When utilities securities are underperforming the market (“Credit-On”), the Index will have exposure by investing in one or more ETFs that principally invests in high yield bonds. When utilities securities are outperforming the market (“Credit-Off”), the Index will have exposure by investing in one or more ETFs that principally invests in long-duration (e.g., 20 years) U.S. Treasury securities. The Fund’s selection and individual allocation of Underlying ETFs as a percentage of the Fund’s assets attempts to replicate the Index’s Credit-On and Credit-Off holdings, as applicable.

Credit-On Exposure. When the Index is in a Credit-On exposure, the Fund seeks to invest in one or more Underlying ETFs that principally invests in high yield bonds of companies that are below investment grade (commonly referred to as “junk bonds”). The term “below investment grade” refers to instruments either rated Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”), BB+ or lower by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or comparably rated by another nationally recognized statistical rating organization (“NRSRO”), or, if unrated, considered by the Adviser to be of comparable quality.

Credit-Off Exposure. When the Index is in a Credit-Off exposure, the Fund will invest in Underlying ETFs that seek to obtain exposure to long-duration (e.g., 20 years) U.S. Treasury securities.

In addition, the Fund may purchase a security not currently in the Index, including U.S. Treasury securities of long- and/or intermediate-duration (e.g., 5 to 10 years) or high yield and/or investment grade bonds that replicate the respective Underlying ETFs, when the Adviser believes it is in the best interests of the Fund to do so. The term “investment grade” refers to instruments either rated Baa or higher by Moody’s, BBB or higher by S&P or Fitch, or comparably rated by another NRSRO, or, if unrated, considered by the Adviser to be of comparable quality.

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in (i) credit-related securities, or (ii) ETFs that invest, under normal circumstances, at least 80% of their net assets, plus borrowings for investment purposes, in credit-related securities. Credit-related securities include fixed-income securities, debt securities and loans and investments with economic characteristics similar to fixed-income securities, debt securities and loans.

Because the Index may change from Credit-On to Credit-Off exposure as frequently as weekly, the Fund may engage in active and frequent trading and have a high portfolio turnover rate.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in (i) credit-related securities, or (ii) ETFs that invest, under normal circumstances, at least 80% of their net assets, plus borrowings for investment purposes, in credit-related securities.